Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amount
Total financial assets	$ 24,857	$ 28,701	$ 25,048
Total current	24,121	27,970	24,293
Total non-current	736	731	755
Fair value
Total financial assets	24,857	28,701	25,048
Total current	24,121	27,970	24,293
Total non-current	736	731	755
Carrying amount
Total financial liabilities	67,694	58,183	43,574
Total current	27,363	21,160	21,935
Total non-current	40,331	37,023	21,639
Fair value
Total financial liabilities	67,729	58,168	42,820
Total current	27,328	21,160	21,935
Total non-current	40,401	37,008	20,885
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	14,098
Fair value
Total financial assets	14,098	12,086	3,295
Lease liability
Carrying amount
Total financial liabilities	4,104	0	0
Fair value
Total financial liabilities	4,104	0	0
Interest-bearing loans and borrowings | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	4,068	10,295	7,413
Fair value
Total financial liabilities	4,068	10,295	7,413
Interest-bearing loans and borrowings | Convertible debt and accrued expenses
Carrying amount
Total financial liabilities	30,671	19,723	17,063
Fair value
Total financial liabilities	30,706	19,708	16,309
Interest-bearing loans and borrowings | Venture debt
Carrying amount
Total financial liabilities	12,180	12,634	0
Fair value
Total financial liabilities	12,180	12,634	0
Interest-bearing loans and borrowings | Government loans
Carrying amount
Total financial liabilities	1,002	1,431	2,071
Fair value
Total financial liabilities	1,002	1,431	2,071
Interest-bearing loans and borrowings | Research project financing
Carrying amount
Total financial liabilities	5,696	4,688	4,004
Fair value
Total financial liabilities	5,696	4,688	4,004
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	9,973	9,412	13,023
Fair value
Total financial liabilities	9,973	9,412	13,023
Trade and other receivables | Trade receivables
Carrying amount
Total financial assets	9,977	15,884	20,926
Fair value
Total financial assets	9,977	15,884	20,926
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	401	394	402
Fair value
Total financial assets	401	394	402
Other financial assets | Long-term investments
Carrying amount
Total financial assets	335	337	353
Fair value
Total financial assets	335	337	353
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		12,086	3,295
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	46	0	72
Fair value
Total financial assets	$ 46	$ 0	$ 72